Loans Receivable and Allowance for Loan Losses (Components of Purchase Accounting Adjustments) (Details) $ in Thousands	Jul. 31, 2016 USD ($)
Loans Receivable and Allowance for Loan Losses [Abstract]
Contractually required principal and interest	$ 2,621
Non-accretable discount	(1,014)
Expected cash flows	1,607
Accretable discount	(239)
Estimated fair value	$ 1,368